March 29, 2018

Meritage Growth Equity Fund

Institutional Shares – MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares – MVEBX

Meritage Yield-Focus Equity Fund

Institutional Shares – MPYIX

Investor Shares – MPYEX

Each a series of the Capitol Series Trust

Supplement to the Prospectus and Statement of Additional Information

Each Dated December 29, 2017

The Prospectus and Statement of Additional Information (“SAI”), each dated December 29, 2017, as amended, of the Meritage Growth Equity Fund, the Meritage Value Equity Fund, and the Meritage Yield-Focus Equity Fund (collectively, the “Funds”) is hereby amended to reflect the updated information as detailed below.

Explanatory Note: Effective December 14, 2017 for performance reflected in the Prospectus dated December 29, 2017, the Meritage Yield-Focus Equity Fund’s benchmark was updated from the Russell 3000® Value Index to the Zacks Multi-Asset Income Index based on the Adviser’s determination that the Zacks Multi-Asset Income Index more closely aligns with the investment strategy of the Meritage Yield-Focus Equity Fund. The Trust’s Board approved this change to the Meritage Yield-Focus Equity Fund’s benchmark in December 2017. The Investment Goal for the Meritage Yield-Focus Equity Fund stated in the “Overview of the Funds” table in the section titled “Additional Information Regarding Principal Investment Strategies” in the Funds’ Prospectus was inadvertently prematurely modified. Accordingly, the Investment Goal of the Meritage Yield-Focus Equity Fund found in the “Overview of the Funds” table in the Funds’ Prospectus is hereby amended to reflect the following:

Yield-Focus Equity Fund
Investment Goal

•  To provide competitive equity performance with less volatility than a broad-based equity index such as the Russell 3000 Value Index (a “Benchmark”), and to have 50%-75% of these returns come in the form of cash distributions on portfolio securities

Please replace sub-sections titled “A. General Information” and “B. Qualifications of the Trustees” in the section titled “Trustees and Officers” in the Funds’ SAI with the following:

TRUSTEES AND OFFICERS

A. General Information

The Board supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chair of the Board is Walter B. Grimm, who is an Independent Trustee of the Trust.

Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78, death, resignation or removal. Officers are re-elected annually by the Board. The address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

As of the date of this SAI, the Trustees oversee the operations of 10 series.

Interested Trustee Background. The following table provides information regarding the Interested Trustee.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert G. Dorsey* Age: 61 TRUSTEE Began Serving: March 2017

Principal Occupation(s): President and Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present); Interested Trustee of Ultimus Managers Trust (February 2012 to present).

Previous Position(s): President of Ultimus Managers Trust (June 2012 to October 2013).

*   Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributors.

Independent Trustee Background. The following table provides information regarding the Independent Trustees.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Walter B. Grimm Age: 73 TRUSTEE AND CHAIR Began Serving: November 2013	Principal Occupations(s): President, Leigh Management Group, LLC (consulting firm) (October 2005 to present); President, Leigh Investments, Inc. (1988 to present); and Chief Financial Officer, East West Private, LLC (consulting firm) (March 2009 to present).

Mary M. Morrow Age: 60 TRUSTEE Began Serving: November 2013

Principal Occupations(s): Chief Operating Officer, Pennsylvania Health and Wellness (fully owned subsidiary of Centene Corporation) (November 2016 to present).

Previous Position(s): Vice President, Strategic Initiatives, Gateway Heath (January 2015 to November 2016); Consulting Practice Manager, DST Health Solutions (August 2010 to January 2015); Director, Service and Client Relations, EBDS (August 2008 – May 2009); Independent Consultant, Healthcare Servicing May 2009 – August 2010).

Officers. The following table provides information regarding the Officers.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Dina A. Tantra Age: 48 CHIEF EXECUTIVE OFFICER AND PRESIDENT Began Serving: March 2018

Principal Occupation(s): Executive Vice President and Director of Fund Administration and Compliance, Ultimus Fund Solutions, LLC (August 2017 to present).

Previous Position(s): Managing Director, Foreside Financial Group, LLC (2016 to 2017); Trustee and President, Advisers Investment Trust (September 2012 to August 2017); Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc. (2008 to 2016); Secretary and General Counsel, BHIL Distributors, Inc. (2008 to 2016).

Matthew J. Miller Age: 42 VICE PRESIDENT Began Serving: September 2013

Principal Occupation(s): Assistant Vice President, Relationship Management, Ultimus Fund Solutions, LLC (December 2015 to present); Vice President, Valued Advisers Trust (December 2011 to present).

Previous Position(s): Chief Executive Officer and President, Capitol Series Trust (March 2017 to March 2018); Vice President, Relationship Management, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (2008 to December 2015); Vice President, The Huntington Funds (February 2010 to April 2015); Vice President, Transfer Agency Operations, Huntington Asset Services, Inc. (2002 to 2008); Employed in various positions with Huntington Asset Services, Inc. (July 1998 to 2002).

Zachary P. Richmond Age: 38 TREASURER AND CHIEF FINANCIAL OFFICER Began Serving: August 2014

Principal Occupation(s): Assistant Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to present); Treasurer and Chief Financial Officer, Unified Series Trust (August 2014 to present); Treasurer and Chief Financial Officer, Commonwealth International Series Trust (September 2015 to present).

Previous Position(s): Assistant Vice President, Fund Administration, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (January 2011 to December 2015); and Assistant Treasurer, Unified Series Trust (2011 to August 2014).

Brandon Kipp Age: 35 CHIEF COMPLIANCE OFFICER Began Serving: October 2017

Principal Occupation(s): Senior Fund Compliance Officer, Ultimus Fund Solutions, LLC (since July 2017) and Chief Compliance Officer, Valued Advisers Trust (since October 2017).

Previous Position(s): Assistant Vice President and Compliance Manager, UMB Fund Services, Inc. (March 2014 to July 2017); Officer and Lead Fund Administrator, UMB Fund Services, Inc. (May 2012 to March 2014).

Stephen L. Preston Age: 52 ANTI-MONEY LAUNDERING OFFICER Began Serving: December 2016	Principal Occupation(s): Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC from June 2011 to present.

Name, Address, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
John C. Swhear Age: 57 SECRETARY Began Serving: March 2018

Principal Occupation(s): Assistant Vice President, Associate Director of Fund Administration, Ultimus Fund Solutions, LLC (May 2017 to present); Chief Compliance Officer of Unified Financial Securities, LLC (the Trust’s distributor) (May 2007 to present); and Secretary, The Cutler Trust (August 2017 to present).

Previous Position(s): Chief Compliance Officer, Capitol Series Trust (September 2013 to October 2017); Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of Valued Advisers Trust (May 2007 to October 2017); Vice President of the Unified Series Trust (January 2016 to October 2017); Associate Director of Compliance, Ultimus Fund Solutions, LLC (December 2015 to May 2017); Director, Huntington Asset Services, Inc. (n/k/a Ultimus Asset Services, LLC) (May 2014 to December 2015); Vice President of Legal Administration and Compliance, Huntington Asset Services, Inc. (April 2007 to December 2015); President, Unified Series Trust (August 2013 to January 2016); Interim President, Unified Series Trust (March 2012 to August 2013).

B. Qualifications of the Trustees

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Mr. Robert G. Dorsey – Mr. Dorsey is a co-founder of Ultimus Fund Solutions, LLC (“Ultimus”) and Ultimus Fund Distributors, LLC. He has served as President and Managing Director of both since their founding in 1999. He has over 30 years of experience in the mutual fund servicing industry. Mr. Dorsey holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). He has been a Trustee since March 2017. Mr. Dorsey previously served as Chair of the Board from March 2017 to March 2018.

Mr. Walter B. Grimm – Mr. Grimm has over 20 years of experience in the financial services industry, including as a trustee of other mutual funds and as the head of Client Services and Relationship Management areas for a mutual fund servicing company. He was selected to serve as Trustee of the Trust based primarily on his extensive knowledge of mutual fund operations. Mr. Grimm has been a Trustee since November 2013 and began serving as Chair of the Board in March 2018. Mr. Grimm also serves as Chair of the Valuation Committee and Audit Committee.

Ms. Mary M. Morrow – Ms. Morrow has over 25 years of experience in customer service, processing operations, and systems implementation experience both in the managed care and financial services arenas.    Prior to work in the managed care arena, Mr. Morrow served as the Vice President in charge of Business Applications for a large mutual fund company and as a Senior Vice President of Transfer Agency Operations for a mutual fund services provider. She was selected to serve as a Trustee of the Trust based primarily on her significant corporate experience as well as her operational knowledge of mutual fund operations. Ms. Morrow has been a Trustee since November 2013. Ms. Morrow also serves as Chair of the Nominating Committee.

Please replace the first sentence and accompanying table providing information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as it appears in sub-section titled “D. Trustee Ownership of Shares of the Funds and of the Fund Complex” in the section titled “Trustees and Officers” in the Funds’ SAI with the following:

D. Trustee Ownership of Shares of the Funds and of the Fund Complex

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of December 31, 2017.

Trustee	Dollar Range of a Fund’s Shares	Aggregate Dollar Range of Shares of All Series Within the Trust**
Interested Trustee
Robert G. Dorsey		Over $100,000
Growth Equity Fund	$10,001 – $50,000
Value Equity Fund	None
Yield-Focus Equity Fund	None
Independent Trustees
Walter B. Grimm		$10,001 – $50,000
Growth Equity Fund	$10,001 – $50,000
Value Equity Fund	None
Yield-Focus Equity Fund	None
Mary M. Morrow		None
Growth Equity Fund	None
Value Equity Fund	None
Yield-Focus Equity Fund	None

**	The Trust currently consists of 10 series.

Further Information

For further information, please contact the Funds toll-free at (855) 261-0104. You may also obtain additional copies of the Funds’ Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Funds toll-free at the number above or by visiting the Funds’ website at www.meritageportfoliofunds.com.